Exhibit G.1.b.i.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

PLAN OF LIQUIDATION

            The following Plan of Liquidation (the “Plan”) of Cohen & Steers MLP Income and Energy Opportunity Fund, Inc. (the “Fund”), a corporation organized and existing under the laws of the State of Maryland, which operates as a closed-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is intended to accomplish the complete liquidation and dissolution of the Fund in conformity with the provisions of the charter of the Fund (the “Charter”) and under the Maryland General Corporation Law (the “MGCL”).

            WHEREAS, the Fund’s Board of Directors (the “Board”) has deemed it advisable and in the best interests of the Fund and its stockholders for the Fund to liquidate and dissolve, and the Board, on January 26, 2021, considered the matter and directed that such liquidation and dissolution pursuant to this Plan be submitted to stockholders of the Fund for approval.

            NOW, THEREFORE, the liquidation and dissolution of the Fund shall be carried out in the manner hereinafter set forth:

            1. Effective Date of the Plan. The Plan shall be and become effective only upon (a) the adoption and approval of the Plan by the affirmative vote of a majority of the total number of votes entitled to be cast thereon, and (b) the satisfactory resolution in the sole discretion of the Board of any and all claims pending against the Fund and the Board. The date of such adoption and approval of the Plan by stockholders and resolution of all pending claims is hereinafter called the “Effective Date.”

            2. Cessation of Business. After the Effective Date, the Fund shall not engage in any business activities except for the purpose of winding up its business and affairs, preserving the value of its assets and distributing its assets to its stockholders in accordance with the provisions of this Plan after the payment to (or reservation of assets for payment to) all creditors of the Fund; provided that the Fund shall, prior to the making of the final liquidating distribution, continue to, as determined to be appropriate by the Board, make payment of dividends and other distributions to stockholders, as applicable.

            3. Restriction of Transfer of Shares. The proportionate interests of stockholders in the assets of the Fund shall be fixed on the basis of their respective holdings at the close of business on the Effective Date, or on such later date as may be determined by the Board (the “Valuation Date”). On the Valuation Date, the books of the Fund shall be closed and, unless the books of the Fund are reopened because the Plan cannot be carried into effect under the laws of the State of Maryland or otherwise, the stockholders’ respective interests in the Fund’s assets shall not be transferable by the negotiation of share certificates and the Fund’s shares will cease to be traded on the New York Stock Exchange (the “NYSE”).

            4. Liquidation of Assets. After the Effective Date, the Fund shall cause the liquidation of its assets to cash form as soon as practicable consistent with the terms of the Plan.

            5. Payment of Debts. As soon as practicable after the Effective Date, the Fund shall determine and pay (or reserve sufficient amounts to pay) the amount of all known or reasonably ascertainable liabilities of the Fund incurred or expected to be incurred prior to the date of the liquidating distribution provided in Section 6 below.

Information Classification: Limited Access

Exhibit G.1.b.i.

            6. Liquidating Distributions. In accordance with Section 331 of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund’s assets are expected to be distributed by one or more cash payments in complete cancellation of all the outstanding shares of common stock, par value $0.001 per share (the “Common Stock”), of the Fund. As soon as practicable after the Effective Date, the Fund will mail or wire, as applicable, the following to each stockholder of record: (i) one or more liquidating distributions equal to the stockholder’s proportionate interest in the remaining assets of the Fund (after the payments and creation of the reserves contemplated by Section 5 above) as of the Valuation Date, and (ii) information concerning the sources of the liquidating distribution. Upon the mailing or transfer of the final liquidating distribution, all outstanding shares of Common Stock will be deemed cancelled. Stockholders in possession of certificated shares of Common Stock will not be required to surrender their certificates to complete the liquidating distribution.

            7. Expenses of Liquidation and Dissolution. Except as may be otherwise agreed to between the Fund and its investment advisor, Cohen & Steers Capital Management Inc., all expenses incurred by or allocable to the Fund in carrying out this Plan shall be borne by the Fund.

            8. Power of the Board of Directors. The Board and, subject to the general direction of the Board, the officers of the Fund, shall have authority to do or authorize any and all acts and things provided for in this Plan and any and all such further acts and things as they may consider necessary or desirable to carry out the purposes of this Plan, including without limitation, the execution and filing of all certificates, documents, information returns, tax returns, forms, and other papers which may be necessary or appropriate to implement this Plan or which may be required by the provisions of the Investment Company Act, the Securities Act of 1933, the Code and the MGCL.

            9. Amendment or Abandonment of the Plan. The Board shall have the authority to authorize such variations from and amendments to the provisions of this Plan (other than the terms of the liquidating distributions) at any time without stockholder approval as may be necessary or appropriate to effect the complete liquidation, dissolution and termination of existence of the Fund, and the distribution of assets of the Fund to its stockholders, in accordance with the purposes intended to be accomplished by this Plan. In addition, the Board may abandon this Plan prior to the filing of the Articles of Dissolution as provided in Section 11 below if it determines that abandonment would be advisable and in the best interests of the Fund and its stockholders.

10. Deregistration Under the Investment Company Act. As soon as practicable after the liquidation and distribution of the Fund’s assets, the Fund shall prepare and file a Form N-8F with the Securities and Exchange Commission and take such other actions as may be necessary in order to deregister the Fund under the Investment Company Act. The Fund shall also file, if required, a final Form N-CEN with the Securities and Exchange Commission.

11. Dissolution under the MGCL. As soon as practicable after the Effective Date, the Fund shall be dissolved in accordance with the laws of the State of Maryland and the Charter, including filing Articles of Dissolution with and for acceptance by the State Department of Assessments and Taxation of Maryland.

Information Classification: Limited Access

Exhibit G.1.b.i.

12. No Appraisal Rights. Under Maryland law, stockholders will not be entitled to appraisal rights in connection with the liquidation and dissolution of the Fund pursuant to this Plan.

13. Governing Law. This Plan shall be governed and construed in accordance with the laws of the State of Maryland.

14. Further Actions. The Fund’s officers shall be authorized to make such filings and provide such notices with the U.S. Internal Revenue Service, the State of Maryland, the NYSE, and any other governmental, regulatory or other entity as such officers deem necessary or appropriate to effectuate the intents and purposes of this Plan.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

By:                   /s/ Dana A. DeVivo

Name:              Dana A. DeVivo

Title:                Secretary and Chief Legal Officer

Information Classification: Limited Access